REDEEMABLE CONVERTIBLE PREFERRED SHARES - Group's Preferred Shares activities (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Temporary Equity [Line Items]
Preferred shares redemption value accretion	$ 12,309,000	$ 66,998,000
Series A convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period	125,000,000
Conversion and redesignation of preferred shares into ordinary shares (In shares)	(125,000,000)
Balance at the end of the period		125,000,000
Balance at the beginning of the period	$ 68,072,045
Preferred shares redemption value accretion	604,779
Conversion and redesignation of Preferred Shares	$ (68,676,824)
Balance at the end of the period		$ 68,072,045
Series A-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period	23,437,500
Conversion and redesignation of preferred shares into ordinary shares (In shares)	(23,437,500)
Balance at the end of the period		23,437,500
Balance at the beginning of the period	$ 14,586,871
Preferred shares redemption value accretion	129,595
Conversion and redesignation of Preferred Shares	$ (14,716,466)
Balance at the end of the period		$ 14,586,871
Series B convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period	88,423,500
Conversion and redesignation of preferred shares into ordinary shares (In shares)	(88,423,500)
Balance at the end of the period		88,423,500
Balance at the beginning of the period	$ 282,627,380
Preferred shares redemption value accretion	2,591,909
Conversion and redesignation of Preferred Shares	$ (285,219,289)
Balance at the end of the period		$ 282,627,380
Series C convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period	128,844,812
Conversion and redesignation of preferred shares into ordinary shares (In shares)	(128,844,812)
Balance at the end of the period		128,844,812
Balance at the beginning of the period	$ 777,835,453
Preferred shares redemption value accretion	7,893,436
Conversion and redesignation of Preferred Shares	$ (785,728,889)
Balance at the end of the period		$ 777,835,453
Series C-1 convertible redeemable preferred shares
Temporary Equity [Line Items]
Balance at the beginning of the period	12,225,282
Conversion and redesignation of preferred shares into ordinary shares (In shares)	(12,225,282)
Balance at the end of the period		12,225,282
Balance at the beginning of the period	$ 107,351,218
Preferred shares redemption value accretion	1,089,395
Conversion and redesignation of Preferred Shares	$ (108,440,613)
Balance at the end of the period		$ 107,351,218